Summary of Significant Accounting Policies (Concentration of credit risk) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
A [Member] | Total revenue [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	5.00%	10.00%	21.00%
A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.00%
B [Member] | Total revenue [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	11.00%	6.00%
B [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	29.00%	24.00%
C [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	12.00%	8.00%